State Farm Life and Accident Assurance Company Variable Annuity
Separate Account


                                                         One State Farm Plaza
                                                   Bloomington, IL 61710-0001
                                                                (309)766-2029




March 4, 1999

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


Re: State Farm Life and Accident Assurance Company Variable Annuity Separate Account
     File No. 811-08831
     Rule 30b2-1 Filing


Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), State Farm Life and Accident Assurance Company Variable Annuity Separate Account, a unit investment trust registered under the Act, recently mailed to its policy owners the annual report for the underlying management investment company, State Farm Variable Product Trust. This filing constitutes our filing of that report as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, on March 3, 1999, State Farm Variable Product Trust (File No. 811-08073) filed its annual report with the Commission via EDGAR. To the extent necessary, that filing is incorporated herein by reference.

Sincerely,



/s/ Lynda Krueger
Senior Mutual Funds Coordinator